Purchased, outsourced and other costs - Summary of Lease Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Rent reductions	€ 7,194	€ 12,877	€ 24,931
Variable lease payments	(61,099)	(63,421)	(54,665)
Expenses relating to short-term leases	(7,715)	(5,697)	(2,260)
Expenses relating to low value leases	(110)	(104)	(761)
Total lease expenses	€ (61,730)	€ (56,345)	€ (32,755)